Financial Instruments - Derivative Fair Value Hedge (Details) - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Interest Rate Swap
Disclosure of financial assets [line items]
Notional amount	$ 910.7	$ 331.1
Derivative financial assets	17.0	23.8
Change in fair value used for recognising ineffectiveness for the year	(2.1)	3.4
Cross currency swap
Disclosure of financial assets [line items]
Notional amount	327.3	327.3
Derivative financial assets		3.0
Hedging instrument, liabilities	(22.8)
Fixed interest rate
Disclosure of financial assets [line items]
Notional amount	906.2	329.8
Derivative financial assets	929.9	358.4
Change in fair value used for recognising ineffectiveness for the year	$ 2.1	$ (3.4)